CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		3 Months Ended												12 Months Ended
	Nov. 21, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Net operating revenues		$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	$ 1,480,798	$ 900,465	$ 724,345
EXPENSES:
Other														32,156	30,776	17,475
Marketing and promotions														83,174	40,890	31,356
General and administrative														241,037	130,720	97,356
Corporate														30,739	19,880	16,469
Impairment charges														38,016
Depreciation and amortization														105,891	63,449	56,921
Total operating expenses		416,211	389,273	320,480	186,561	191,290	210,584	203,016	196,855	173,024	162,523	161,402	155,777	1,312,525	801,745	652,726
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT														(319)	(836)	(6)
PROCEEDS FROM TERMINATED SALE	$ 20,000													20,000
TRANSACTION EXPENSES														(92,777)	(9,184)	(2,452)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES														(367)		3,460
OPERATING INCOME		9,756	101,493	(30,467)	14,028	13,095	27,739	29,585	18,281	13,396	24,121	23,032	12,072	94,810	88,700	72,621
OTHER INCOME (EXPENSE):
Interest expense, net														(99,769)	(50,917)	(61,558)
Gain on valuation of unconsolidated affiliate																35,582
Loss on early retirement of debt, net														(38,430)	(155)	(1,937)
Total other expense														(138,199)	(51,072)	(27,913)
NET (LOSS) INCOME BEFORE INCOME TAXES														(43,389)	37,628	44,708
BENEFIT (PROVISION) FOR INCOME TAXES														116,769	(13,101)	69,538
NET INCOME		$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	$ 73,380	$ 24,527	$ 114,246
Net Income per share of Common Stock:
Basic														$ 1.09	$ 0.52	$ 2.45
Diluted		$ 1.14	$ 0.38	$ (0.68)	$ 0.02	$ 0.02	$ 0.20	$ 0.22	$ 0.07	$ 2.33	$ 0.12	$ 0.10	$ (0.13)	$ 1.08	$ 0.51	$ 2.43
Weighted average number of shares outstanding:
Weighted Average Basic Shares Outstanding		76,961,015	76,902,070	67,453,095	47,120,751	47,105,744	47,193,120	47,071,608	46,933,094	46,670,735	46,516,614	46,516,614	46,494,638	67,133,531	47,033,311	46,550,042
Weighted Average Diluted Shares Outstanding		77,998,742	77,959,689	67,453,095	48,081,281	47,849,554	47,834,644	47,721,075	47,534,761	47,227,127	46,763,589	46,657,618	46,494,638	68,102,814	47,701,562	47,008,980
Casino
REVENUES:
Net operating revenues														$ 1,085,014	$ 591,471	$ 542,604
EXPENSES:
Cost of goods and services														547,438	342,433	320,616
Pari-mutuel Commissions
REVENUES:
Net operating revenues														14,013	8,544	8,996
EXPENSES:
Cost of goods and services														13,651	9,787	9,973
Food and Beverage
REVENUES:
Net operating revenues														198,246	155,217	102,821
EXPENSES:
Cost of goods and services														169,848	122,598	84,567
Hotel
REVENUES:
Net operating revenues														133,338	100,462	43,894
EXPENSES:
Cost of goods and services														50,575	41,212	17,993
Other
REVENUES:
Net operating revenues														$ 50,187	$ 44,771	$ 26,030